Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 4,172,316	$ 2,705,675
Financial assets at fair value through profit or loss	133,643	918,332
Securities	91,853	815,962
Derivative financial instruments	41,485	101,318
Collateral for credit card operations	305	1,052
Financial assets at fair value through other comprehensive income	9,947,138	8,163,428
Securities	9,947,138	8,163,428
Financial assets at amortized cost	13,684,484	6,982,835
Credit card receivables	8,233,072	4,780,520
Loans to customers	1,673,440	1,194,814
Compulsory and other deposits at central banks	2,778,019	938,659
Other receivables	521,670	50,349
Other financial assets	478,283	18,493
Customer crypto safeguarding asset	18,313
Other assets	541,903	232,915
Deferred tax assets	811,050	360,752
Right-of-use assets	18,982	6,426
Property, plant and equipment	27,482	14,109
Intangible assets	182,164	72,337
Goodwill	397,397	401,872
Total assets	29,934,872	19,858,681
Liabilities
Financial liabilities at fair value through profit or loss	218,174	102,380
Derivative financial instruments	9,425	87,278
Instruments eligible as capital	11,507	12,056
Repurchase agreements	197,242	3,046
Financial liabilities at amortized cost	23,448,892	14,706,713
Deposits	15,808,541	9,667,300
Payables to network	7,054,783	4,882,159
Borrowings and financing	585,568	147,243
Securitized borrowings		10,011
Salaries, allowances and social security contributions	90,587	97,909
Tax liabilities	511,017	241,197
Lease liabilities	20,353	7,621
Provision for lawsuits and administrative proceedings	17,947	18,082
Deferred income	41,688	30,657
Deferred tax liabilities	41,118	29,334
Customer crypto safeguarding liability	18,313
Other liabilities	636,000	182,247
Total liabilities	25,044,089	15,416,140
Equity
Share capital	83	83
Share premium reserve	4,963,774	4,678,585
Accumulated gain (losses)	64,577	(128,409)
Other comprehensive income (loss)	(137,651)	(109,227)
Equity attributable to shareholders of the parent company	4,890,783	4,441,032
Equity attributable to non-controlling interests		1,509
Total equity	4,890,783	4,442,541
Total liabilities and equity	$ 29,934,872	$ 19,858,681